UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Adjustment to reconcile net loss to net cash used in operating activities:
Net cash used in operating activities	¥ (11,088)	$ (1,527)	¥ (52,408)	¥ (74,900)	¥ (109,700)
Cash flows from investing activity:
Purchase of property, equipment and software, and other non-current assets	(7)	(1)
Net cash used in investing activity	(7)	(1)
Cash flows from financing activities:
Cash received from borrowings	18,000	2,477	7,120
Repayments of short-term borrowings	(10,787)	(1,484)	(3,685)
Net cash generated from financing activities	7,213	993	3,435
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,763)	(380)	791
Net decrease in cash, cash equivalents and restricted cash	(6,645)	(915)	(48,182)
Cash, cash equivalents and restricted cash at beginning of the period	15,993	2,201	76,843	76,843
Including :
Cash and cash equivalents at the beginning of the period	9,564	1,316	69,895	69,895
Restricted cash at the beginning of the period	6,429	885	6,948	6,948
Cash, cash equivalents and restricted cash at end of the period	9,348	1,286	28,661	15,993	76,843
Including :
Cash and cash equivalents at the end of the period	5,000	689	21,941	9,564	69,895
Restricted cash at the end of the period	4,339	597	6,720	¥ 6,429	¥ 6,948
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(465)	(64)	(84)
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 191	$ 26	¥ 2,813